ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ACCRUED EXPENSES [Abstract]
Voyage expenses	$ 27,676	$ 33,569
Ship operating expenses	6,261	11,423
Administrative expenses	4,082	4,799
Interest expense	12,322	18,554
Taxes	0	81
Other	35	3,774
Accrued expenses	$ 50,376	$ 72,200